Components of Accumulated Other Comprehensive Income (Loss) (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Derivative instrument	$ 0.9	$ 0.4
Employee pension and postretirement	$ 0.3	$ 0.8